Deferred leasehold inducement (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Incentive from Lessor	$ 1,840
Repayable leasehold inducement allowance	226
Repayment Term Of Repayable Leasehold inducement allowance	10 years
Interest Rate Of Repayable Leasehold inducement allowance	10.00%
Change in balance of Repayable leasehold inducement allowance	$ 37